Intangible Assets	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS
5.	INTANGIBLE ASSETS

As of April 30, 2023, and January 31, 2023, intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization, as follows:

	April 30,	January 31,
	2023	2023
Customer base	$314,100	$314,100
Intellectual property and trademarks	817,400	817,400

Total	1,131,500	1,131,500

Less: Accumulated amortization	(379,357)	(351,070)

Net Intangible Assets	$752,143	$780,430

Amortization expense for the three months ended April 30, 2023, and 2022 was $28,287 and $32,454, respectively.

Year Ended January 31,
2024	$84,822
2025	113,109
2026	113,109
2027	113,109
2028	113,109
2029 and thereafter	214,885
$752,143

6.	INTANGIBLE ASSETS

As of January 31, 2023 and 2022, intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization, as follows:

	January 31,
	2023	2022
Customer base	$314,100	$314,100
License agreement	-	50,000
Intellectual property and trademarks	817,400	817,400

Total	1,131,500	1,181,500

Less: Accumulated amortization	(351,070)	(254,587)
Net Intangible Assets	$780,430	$926,913

In February 2021, the Company acquired an IP license for $50,000, see Note 10- “Rambam Agreement” for further discussion regarding the license agreement. The value of the intangible assets, consisting of intellectual property, license agreement and customer base has been recorded at their fair value by the Company and are being amortized over a period of three to ten years. The Company terminated the license agreement in October 2022. The Company issued 25,000 shares of its common stock from its treasury shares held by the Company and warrants to purchase 25,000 shares at an exercise price of $7.50 per share as part of the termination agreement. The Company recorded a termination expense of $174,025 during the year ended January 31, 2023 which is included in selling and administrative expenses. The Company expensed the balance of the agreement of $33,334 during the year ended January 31, 2023, which is included in selling, general and administrative expenses. Amortization expense for the years ended January 31, 2023, and 2022 was $146,483 and $129,817, respectively.

Year Ended January 31,
2024	$113,109
2025	113,109
2026	113,109
2027	113,109
2028	113,109
2029 and thereafter	214,885
$780,430